Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Net loss per share attributable to ordinary shareholders
Schedule of computation of basic and diluted loss per share

The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the year ended December 31, 2024, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2022	2023	2024	2024
	S$’000	S$’000	S$’000	US$’000

Net loss and total comprehensive loss	(4,960)	(12,986)	(18,447)	(13,502)
Add: Loss attributable to non-controlling interest	37	42	25	18
Loss for the period attributable to ordinary shareholders	(4,923)	(12,944)	(18,422)	(13,484)

Basic weighted-average Ordinary Shares outstanding	11,702	13,007	21,260	21,260

Basic and diluted loss per share attributable to ordinary shareholders	(0.42)	(1.00)	(0.87)	(0.63)

Schedule of antidilutive securities excluded from computation of earnings per share

The following weighted-average effects of potentially dilutive convertible loan from third parties were excluded from the computation of diluted loss per Ordinary Shares because their effects would have been antidilutive for the year ended December 31, 2024 and 2023 (in thousand):

	December 31, 2022	December 31, 2023	December 31, 2024

Convertible shares for loan from third parties	1,125	68	-